Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2019	2018	2017
U.S.	$261,525	$235,120	$246,131
Foreign	11,145	8,216	12,899
Total income before income taxes	$272,670	$243,336	$259,030

Summary of Income Tax Expense (Benefit)	Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Current:
Federal	$4,109	$(17,584)	$318
State	250	(6,783)	1,420
	4,359	(24,367)	1,738
Deferred:
Federal	29,543	58,136	60,662
State	1,071	10,222	735
	30,614	68,358	61,397
Total income tax expense	$34,973	$43,991	$63,135

Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Current:
Federal	$622	$(13,476)	$(1,316)
State	(1,510)	(3,219)	2,965
Foreign	5,013	2,563	5,203
	4,125	(14,132)	6,852
Deferred:
Federal	45,593	67,784	58,443
State	8,212	8,901	1,837
Foreign	(1,907)	(869)	(2,044)
	51,898	75,816	58,236
Total income tax expense	$56,023	$61,684	$65,088

Significant Components of Deferred Income Tax Expense (Benefit)
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Deferred federal and state:
Property-related items	$60,449	$94,899	$44,516
Purchased gas cost adjustments	3,834	(3,507)	8,500
Employee benefits	7,680	(7,334)	(2,517)
Regulatory adjustments	(11,962)	2,412	14,401
All other deferred	(7,857)	(10,041)	(5,935)
Total deferred federal and state	52,144	76,429	58,965
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	$51,898	$75,816	$58,236

Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Deferred federal and state:
Property-related items	$34,398	$67,576	$49,129
Purchased gas cost adjustments	3,834	(3,507)	8,500
Employee benefits	6,493	2,156	(5,707)
Regulatory Adjustments	(11,962)	2,412	14,401
All other deferred	(1,903)	334	(4,197)
Total deferred federal and state	30,860	68,971	62,126
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	$30,614	$68,358	$61,397

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Net state taxes	0.7	2.1	0.6
Tax credits	(0.4)	(0.4)	(0.4)
Company-owned life insurance	(1.9)	0.3	(1.7)
Change in U.S. Federal Income Tax Rate	—	—	(3.6)
Amortization of excess deferred taxes	(1.2)	—	—
All other differences	(0.5)	1.1	(1.2)
Effective income tax rate	17.7%	24.1%	28.7%

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Net state taxes	2.1	2.9	1.1
Tax credits	(0.3)	(0.3)	(0.4)
Company-owned life insurance	(1.5)	0.1	(1.6)
Change in U.S. Federal Income Tax Rate	—	—	(7.8)
Amortization of excess deferred taxes	(0.9)	—	—
All other differences	0.1	1.6	(1.2)
Consolidated effective income tax rate	20.5%	25.3%	25.1%

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2019	2018
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,077	$105,791
Employee benefits	37,439	39,215
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	7,467	13,125
Interest rate swap	1,432	2,235
Lease-related item	21,226	—
Other	20,104	21,191
Valuation allowance	(25)	(1,132)
	197,129	202,028
Deferred tax liabilities:
Property-related items, including accelerated depreciation	732,798	678,307
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Intangibles	10,611	7,807
Lease-related item	20,386	—
Other	19,447	34,276
	796,113	729,965
Net noncurrent deferred tax liabilities	$598,984	$527,937

Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2019	2018
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,077	$105,791
Employee benefits	13,574	17,337
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	—	4,557
Interest rate swap	1,432	2,235
Other	10,761	13,362
Valuation allowance	(25)	(37)
	135,228	164,848
Deferred tax liabilities:
Property-related items, including accelerated depreciation	644,046	614,205
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Other	17,361	31,526
	674,278	655,306
Net deferred tax liabilities	$539,050	$490,458

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2019	2018
Unrecognized tax benefits at beginning of year	$971	$1,069
Gross increases – tax positions in prior period	85	—
Gross decreases – tax positions in prior period	—	98
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,056	$971

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2019	2018
Unrecognized tax benefits at beginning of year	$971	$1,430
Gross increases – tax positions in prior period	85	—
Gross decreases – tax positions in prior period	—	459
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,056	$971

Summary of Income Before Taxes for Continuing and Discontinued Operations	The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2019	2018	2017
Total income before income taxes	$198,144	$182,833	$219,953